Goodwill and Other Intangible Assets - Summary of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets, Gross:
Other Intangible Assets, gross	$ 386,284	$ 391,709
Accumulated Amortization	(142,364)	(114,900)
Other Intangible Assets, Net	243,920	276,809
Patents [Member]
Other Intangible Assets, Gross:
Other Intangible Assets, gross	2,221	2,224
Customer lists [Member]
Other Intangible Assets, Gross:
Other Intangible Assets, gross	339,911	345,133
Trade names [Member]
Other Intangible Assets, Gross:
Other Intangible Assets, gross	21,232	21,214
Proprietary technology [Member]
Other Intangible Assets, Gross:
Other Intangible Assets, gross	17,866	17,844
Land use rights [Member]
Other Intangible Assets, Gross:
Other Intangible Assets, gross	323	350
Other [Member]
Other Intangible Assets, Gross:
Other Intangible Assets, gross	$ 4,731	$ 4,944